PROPERTY AND EQUIPMENT, NET	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of June 30, 2021	As of December 31, 2020
Computer and office equipment	$80,087	$81,437
Furniture & fixtures	122,984	126,966
Leasehold improvements	203,894	210,496
Vehicle	99,347	102,564
Subtotal	506,312	521,463
Less: accumulated depreciation	(253,871)	(223,154)
Total	$252,441	$298,309

Depreciation expense for the three months ended June 30, 2021 and 2020 amounted to $19,009 and $17,716, respectively. Depreciation expense for the six months ended June 30, 2021 and 2020 amounted to $38,179 and $17,716, respectively.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31, 2020	As of December 31, 2019
Computer and office equipment	$81,437	$-
Furniture & fixtures	126,966	-
Leasehold improvements	210,496	-
Vehicle	102,564	-
Subtotal	521,463	-
Less: accumulated depreciation	(223,154)	-
Total	$298,309	$-

Depreciation expense for the years ended December 31, 2020 and 2019 amounted to $55,407 and $- (unaudited), respectively. There was no depreciation expense for the six months ended December 31, 2019.

Superior Living SDN. BHD. [Member] | March 31, 2020 [Member]
PROPERTY AND EQUIPMENT, NET

6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31, 2020	December 31, 2019

Computer equipment	$70,895	$91,696
Office equipment, furniture & fixtures	117,691	143,938
Leasehold improvements	195,117	210,472
Vehicle	95,071	100,709
Subtotal	478,774	546,815
Less: accumulated depreciation	(153,126)	(182,211)
Total	$325,648	$364,604

Depreciation expense for the three months ended March 31, 2020 and 2019 amounted to $19,820 and $21,257, respectively.

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
PROPERTY AND EQUIPMENT, NET

6 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2019	December 31, 2018

Computer equipment	$91,696	$83,890
Office equipment, furniture & fixtures	143,938	142,152
Leasehold improvements	210,472	209,414
Vehicle	100,709	99,778
Subtotal	546,815	532,234
Less: accumulated depreciation and amortization	(182,211)	(105,614)
Total	$364,604	$429,620

Depreciation expense for the years ended December 31, 2019 and 2018 amounted to $74,702 and $28,715, respectively.